Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 16     SUBSEQUENT EVENTS

In January of 2015 the Company filed a S-1 registration statement for the sale of an unspecified number of units consisting of Series E convertible preferred stock and warrants to purchase the Company’s common stock. The registration has not yet become effective.

On February 12, 2015, the Company entered into a loan agreement for $250,000 with Spring Forth Investments, LLC, an entity controlled by Mr. Spafford. The loan bears interest at a rate of twelve percent (12%) per year and has a maturity date of the earlier of (i) 90 days from the date of the loan agreement, or (ii) five days after the closing of a registered public offering of securities of the Company. Upon the earlier to occur of the maturity date or the prepayment of the loan, the Company will be obligated to pay a termination fee equal to five percent (5%) of the principal balance of the loan. Payment of the principal balance of the loan plus any accrued interest due and payable may be accelerated upon an event of default by the Company pursuant to the terms and conditions of the loan agreement.